Note 14 - Supplemental Disclosures With Respect to Cash Flows	12 Months Ended
Mar. 31, 2025
Statement Line Items [Line Items]
Disclosure of cash flow statement [text block]
14.	SUPPLEMENTAL DISCLOSURES WITH RESPECT TO CASH FLOWS

During the year ended March 31, 2025, significant non-cash investing and financing transactions included:

a)	included in accounts payable and accrued liabilities was $41,995 related to exploration and evaluation assets;
b)	issued 1,836,416 common shares with a fair value of $6,866,449 for the acquisition of exploration and evaluation assets; and
c)	issued 162,781 agent warrants valued at $201,500 relating to private placements;
d)	included in prepaid deposits was $138,823 related to exploration and evaluation assets.

During the year ended March 31, 2024, significant non-cash investing and financing transactions included:

a)	included in accounts payable and accrued liabilities was $341,831 related to exploration and evaluation assets;
b)	issued 29,900 common shares with a fair value of $235,600 for the acquisition of exploration and evaluation assets;
c)	issued 40,000 underwriter/agent warrants valued at $270,400 for the public offering in the United States; and
d)	issued 30,900 common shares at a value of $187,872 to non-related consulting firm for services.

During the year ended March 31, 2023, significant non-cash investing and financing transactions included:

a)	included in accounts payable and accrued liabilities is $1,037,816 related to exploration and evaluation assets;
b)	included in short-term loans payable is $67,717 related to exploration and evaluation assets;
c)	issued 17,594 common shares with a fair value of $152,454 for the acquisition of exploration and evaluation assets;
d)	issuance of 13,000 common shares upon exercise of options resulting in a reallocation of share-based reserves of $78,528 from reserves to share capital;
e)	issued 20,000 common shares pursuant to PSU redemption resulting in a reallocation of share-based reserves of $355,000 from reserves to share capital;
f)	issued 5,765 share purchase finders warrants valued at $22,000;
g)	expired or forfeited 121,000 options resulting in a reallocation of share-based reserves of $891,400 from reserves to stock-based compensation;
h)	recorded a $977,532 flow through premium liability in connection with a financing (Note 9);
i)	included in long-term prepaids is $24,404 related to exploration and evaluation assets; and
j)	included in short-term loans payable is $159,778 related to settlement of accounts payable.